Significant Accounting Policies - Additional Information (Detail) ¥ in Millions			11 Months Ended	12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 01, 2019	Dec. 31, 2020 CNY (¥) Segments	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2019 CNY (¥)
Disclosure of significant accounting policies [line items]
Estimated useful lives of software				3 to 5 years
Number of operating segments | Segments				1
Increase decrease due to application of IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Decrease in opening reserves							¥ 2,440
Basic telecommunications services (including voice communication, lease or sale of network resources) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	9.00%	11.00%	10.00%
Value-added telecommunications services (including Internet access services, short and multimedia messaging services, transmission and application service of electronic data and information) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	6.00%
Sales of telecommunications terminals and equipment [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	13.00%	17.00%	16.00%
Personnel expenses [Member]
Disclosure of significant accounting policies [line items]
Research and development expense				¥ 2,392	¥ 1,950	¥ 1,327
Depreciation [Member]
Disclosure of significant accounting policies [line items]
Research and development expense				130	141	110
Other [Member]
Disclosure of significant accounting policies [line items]
Research and development expense				¥ 2,215	¥ 2,105	¥ 1,341
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Input value added tax rate	3.00%	3.00%	3.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Input value added tax rate	13.00%	17.00%	16.00%